Investments in infrastructure projects of intangible asset model (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Jan. 01, 2024	Jan. 01, 2023
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model	€ 13,989	€ 13,333	€ 13,989	€ 13,333	€ 13,504
Increase decrease in investments in infrastructure projects intangible asset model additions	(154)	460
Increase decrease in investments in infrastructure projects intangible asset mode disposals		(1)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	812	(376)
Accumulated depreciation amortization [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		(834)	(1,089)	(834)	(781)
Increase decrease in investments in infrastructure projects intangible asset model additions	(209)	(201)
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(46)	16
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		132
Net investment in toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		12,715	13,396	12,715	12,872
Increase decrease in investments in infrastructure projects intangible asset model additions	(130)	476
Increase decrease in investments in infrastructure projects intangible asset mode disposals		(1)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	812	(377)
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		(255)
Investment in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		650	650	650	632
Increase decrease in investments in infrastructure projects intangible asset model additions	0	18
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		0
Depreciation amortization in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		(34)	(58)	(34)	0
Increase decrease in investments in infrastructure projects intangible asset model additions	(24)	(34)
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		0
Total net investment in other infrastructure projects [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		616	592	616	632
Increase decrease in investments in infrastructure projects intangible asset model additions	(24)	(16)
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		0
Total investment [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		14,199	15,135	14,199	14,285
Increase decrease in investments in infrastructure projects intangible asset model additions	79	695
Increase decrease in investments in infrastructure projects intangible asset mode disposals		(1)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	858	(393)
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		(387)
Total depreciation amortization and provision [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		(867)	(1,146)	(867)	(781)
Increase decrease in investments in infrastructure projects intangible asset model additions	(233)	(235)
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	(46)	17
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		132
Spanish toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		721	724	721	714
Increase decrease in investments in infrastructure projects intangible asset model additions	3	7
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		0
US toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		12,823	13,757	12,823	12,547
Increase decrease in investments in infrastructure projects intangible asset model additions	76	670
Increase decrease in investments in infrastructure projects intangible asset mode disposals		(1)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	858	(393)
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		0
Other toll roads [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		4	4	4	391
Increase decrease in investments in infrastructure projects intangible asset model additions	0	0
Increase decrease in investments in infrastructure projects intangible asset mode disposals		0
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	0	0
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		(387)
Toll road investment [Member]
Intangible asset model [Line Items]
Investments in infrastructure projects intangible asset model		13,549	€ 14,485	€ 13,549	€ 13,653
Increase decrease in investments in infrastructure projects intangible asset model additions	79	677
Increase decrease in investments in infrastructure projects intangible asset mode disposals		(1)
Increase decrease in investments in infrastructure projects intangible asset mode exchange rate	€ 858	(393)
Increase decrease in investments in infrastructure projects intangible asset mode consolidation scope changes and transfers		€ (387)